Borrowings and Debt Securities - Short-term Borrowings (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about Short-term borrowings [Line Items]
Short-term borrowings	₩ 9,122,792	₩ 10,667,335
Local short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Yuanta Securities Co., Ltd. and others	DB Financial Investment and others
Short-term borrowings	₩ 4,953,348	₩ 6,180,339	$ 0	$ 0
Local short-term borrowings | Minimum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, interest rate	3.27%	4.00%	3.27%	4.00%
Borrowings, maturity	2025.01.07	2024.01.05
Local short-term borrowings | Maximum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, interest rate	4.60%	4.84%	4.60%	4.84%
Borrowings, maturity	2025.12.31	2024.12.31
Local short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Nonghyup Bank and others	Nonghyup Bank and others
Borrowings, interest rate	4.17%		4.17%
Borrowings, interest rate basis	3M CD	3M CD
Short-term borrowings	₩ 3,934,600	₩ 4,300,000	$ 0	$ 0
Local short-term borrowings | Minimum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	0.23%	0.98%	0.23%	0.98%
Borrowings, maturity	2025.01.02	2024.05.26
Local short-term borrowings | Maximum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	0.65%	1.12%	0.65%	1.12%
Borrowings, maturity	2025.11.20	2024.11.20
Local short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor		Korea Development Bank
Borrowings, interest rate basis		Standard overdraft rate
Borrowings, adjustment to interest rate basis		1.06%		1.06%
Borrowings, maturity		2024.02.24
Short-term borrowings		₩ 30,000		$ 0
Local short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor		Export-Import Bank of Korea
Borrowings, interest rate basis		3M Bank debenture rate
Borrowings, adjustment to interest rate basis		0.34%		0.34%
Borrowings, maturity		2024.12.27
Short-term borrowings		₩ 50,000		$ 0
Foreign short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Hana Bank	Export-Import Bank of Korea
Borrowings, interest rate		5.49%		5.49%
Borrowings, interest rate basis	SOFR(1M)
Borrowings, adjustment to interest rate basis	0.90%		0.90%
Borrowings, maturity	2025.08.12	2024.09.27
Short-term borrowings	₩ 58,800	₩ 51,576	$ 40,000	$ 40,000
Foreign short-term borrowings
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor		Kookmin Bank
Borrowings, interest rate basis		SOFR(1M)
Borrowings, adjustment to interest rate basis		0.95%		0.95%
Borrowings, maturity		2024.02.16
Short-term borrowings		₩ 51,576		$ 40,000
Local bank overdraft
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Korea Development Bank	Woori Bank and others
Borrowings, interest rate	3.85%		3.85%
Borrowings, interest rate basis		Standard overdraft rate
Borrowings, adjustment to interest rate basis		1.37%		1.37%
Borrowings, maturity	2025.04.28
Short-term borrowings	₩ 100,000	₩ 3,844	$ 0	$ 0
Local bank overdraft | Minimum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, interest rate		4.63%		4.63%
Borrowings, maturity		2024.01.05
Local bank overdraft | Maximum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, interest rate		5.34%		5.34%
Borrowings, maturity		2024.02.23
Local bank overdraft
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Woori Bank and others
Borrowings, interest rate	4.20%		4.20%
Borrowings, interest rate basis	Standard overdraft rate
Borrowings, adjustment to interest rate basis	1.37%		1.37%
Short-term borrowings	₩ 76,044		$ 0
Local bank overdraft | Minimum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, maturity	2025.02.21
Local bank overdraft | Maximum
Disclosure of detailed information about Short-term borrowings [Line Items]
Borrowings, maturity	2025.03.28